Summary of Significant Accounting Policies - Capitalized Software for Internal Use (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Net capitalized software balance	$ 5.1	$ 5.3
Amortization expense related to capitalized software cost	$ 1.7	$ 2.2	$ 5.6
Computer software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Computer software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years